Shareholder Report, Average Annual Return (Details)	12 Months Ended	38 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
Bahl & Gaynor Small/Mid Cap Income Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Small/Mid Cap Income Growth ETF NAV
Average Annual Return, Percent	36.37%	7.07%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.02%	9.44%
Russell 2500 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Total Return
Average Annual Return, Percent	33.08%	2.25%